Product revenues, net (Tables)	9 Months Ended
Sep. 30, 2023
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a disaggregation of revenues by type of service and customer location for the three and nine months ended September 30, 2023 and September 30, 2022.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Types of goods and services
Product revenue, net	14,267	21,321	52,417	55,110
License revenues	—	55,000	—	85,000
Royalties	226	—	351	—
Total revenue	14,493	76,321	52,768	140,110

Customer Location
U.S.	14,267	21,321	52,417	55,110
EMEA(1)	226	55,000	351	55,000
Japan	—	—	—	30,000
Total revenue	14,493	76,321	52,768	140,110

(1) Europe, the Middle East and Africa
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and nine months ended September 30, 2023 and September 30, 2022.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
Beginning balance	5,734	3,464	3,746	2,590
GTN sales adjustments for current period sales	6,547	3,706	17,946	10,403
GTN sales adjustments for prior period sales	(8)	(253)	(885)	(358)
Credits, payments and reclassifications to Accounts payable	(3,482)	(3,624)	(12,016)	(9,342)
Ending balance as of September 30,	8,791	3,293	8,791	3,293

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of September 30, 2023 and December 31, 2022.

(in KUSD)	As of September 30, 2023	As of December 31, 2022
Accounts receivable, net	2,008	2,151
Other current and non-current liabilities	6,783	1,595
	8,791	3,746